Notes Payable - Additional Information (Detail) (USD $)							12 Months Ended
	Dec. 31, 2012	Aug. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series C Notes	Aug. 31, 2012 Series C Notes	Dec. 31, 2011 Series C Notes	Dec. 31, 2012 Series C-1	Dec. 31, 2011 Series C-1	Dec. 31, 2010 Series C-1	Aug. 31, 2012 Write Off of Unamortized Discounts
Auction Market Preferred Securities, Stock Series [Line Items]
Convertible notes outstanding			$ 2,579,220	$ 0		$ 2,579,220
Accrued interest on short-term notes			139,727	0		139,727
Notes payable	164,187		1,649,874	0		2,718,947
Notes and accumulated accrued interest converted to common stock					27,158,657
Common stock purchase price		$ 0.3125
Interest on note accrues	5.00%
Unamortized debt discount	0		867,273							731,199
Convertible notes payable market value per share									$ 1
Debt instrument discount									972,070
Amortization expense recognized							$ 136,074	$ 103,472
Conversion Price									$ 0.50